SHARE-BASED COMPENSATION (Summary Of Information With Respect To Share Options Outstanding) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Options outstanding
Number outstanding (in shares) | shares	145,446,560
Weighted average intrinsic value | $	$ 800
Options exercisable
Number of exercisable (in shares) | shares	80,492,529
Weighted average intrinsic value | $	$ 800
Range of exercise price from $0.08-$0.18 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.08
High end of range of exercise prices (in dollars per share)	$ 0.18
Options outstanding
Number outstanding (in shares) | shares	1,469,135
Weighted average remaining contractual life	1 year 9 months 11 days
Weighted average exercise price (in dollars per share)	$ 0.18
Weighted average intrinsic value | $	$ 514
Options exercisable
Number of exercisable (in shares) | shares	1,469,100
Weighted average remaining contractual life	1 year 9 months 11 days
Weighted average exercise price (in dollars per share)	$ 0.18
Weighted average intrinsic value | $	$ 514
Range of exercise price from $0.2-$0.3 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.2
High end of range of exercise prices (in dollars per share)	$ 0.3
Options outstanding
Number outstanding (in shares) | shares	400,000
Weighted average remaining contractual life	9 months 7 days
Weighted average exercise price (in dollars per share)	$ 0.28
Weighted average intrinsic value | $	$ 102
Options exercisable
Number of exercisable (in shares) | shares	399,999
Weighted average remaining contractual life	9 months 7 days
Weighted average exercise price (in dollars per share)	$ 0.28
Weighted average intrinsic value | $	$ 102
Range of exercise price from $0.35-$0.38 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.35
High end of range of exercise prices (in dollars per share)	$ 0.38
Options outstanding
Number outstanding (in shares) | shares	1,059,802
Weighted average remaining contractual life	9 months 7 days
Weighted average exercise price (in dollars per share)	$ 0.36
Weighted average intrinsic value | $	$ 184
Options exercisable
Number of exercisable (in shares) | shares	1,059,792
Weighted average remaining contractual life	9 months 7 days
Weighted average exercise price (in dollars per share)	$ 0.36
Weighted average intrinsic value | $	$ 184
Range of exercise price from $0.873-$1.3 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.873
High end of range of exercise prices (in dollars per share)	$ 1.3
Options outstanding
Number outstanding (in shares) | shares	142,517,623
Weighted average remaining contractual life	7 years 4 months 13 days
Weighted average exercise price (in dollars per share)	$ 0.97
Weighted average intrinsic value | $
Options exercisable
Number of exercisable (in shares) | shares	77,563,638
Weighted average remaining contractual life	6 years 6 months 11 days
Weighted average exercise price (in dollars per share)	$ 0.87
Weighted average intrinsic value | $